PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

		As of December 31,
	Note	2022	2023
At cost:
Land		3,302,148	3,440,140
Buildings		13,847,692	16,439,068
Data center equipment		19,603,839	22,958,565
Leasehold improvement		8,444,282	8,706,161
Furniture and office equipment		167,410	123,732
Vehicles		5,619	5,293
		45,370,990	51,672,959
Less: Accumulated depreciation		(9,269,587)	(12,315,886)
		36,101,403	39,357,073
Construction in progress		10,827,984	10,958,497
		46,929,387	50,315,570
Less: Impairment losses	2(o)	(12,759)	(2,816,076)

Property and equipment, net		46,916,628	47,499,494

Schedule of depreciation of property and equipment

	Years ended December 31,
	2021	2022	2023

Cost of revenue	2,264,620	2,722,169	2,999,008
General and administrative expenses	129,128	218,567	200,479
Research and development expenses	5,703	6,464	4,864

	2,399,451	2,947,200	3,204,351